ACQUISITIONS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS OF CONSOLIDATED ENTITIES
ACQUISITIONS OF CONSOLIDATED ENTITIES

a)	Completed During 2018
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2018. No material changes were made to the provisional allocations:

(MILLIONS)	Real Estate	Infrastructure	Private Equity	Renewable Power and Other	Total
Cash and cash equivalents	$1,056	$71	$658	$388	$2,173
Accounts receivable and other	2,247	511	2,267	623	5,648
Inventory	150	23	686	5	864
Equity accounted investments	12,379	15	329	29	12,752
Investment properties	33,024	—	—	—	33,024
Property, plant and equipment	1,748	2,945	4,913	2,970	12,576
Intangible assets	54	3,208	2,942	386	6,590
Goodwill	96	2,905	971	186	4,158
Deferred income tax assets	220	—	38	582	840
Total assets	50,974	9,678	12,804	5,169	78,625
Less:
Accounts payable and other	(2,177)	(591)	(3,654)	(715)	(7,137)
Non-recourse borrowings	(18,218)	(1,484)	(3,668)	(2,023)	(25,393)
Deferred income tax liabilities	(58)	(839)	(157)	(210)	(1,264)
Non-controlling interests[1]	(2,603)	(544)	(515)	(22)	(3,684)
	(23,056)	(3,458)	(7,994)	(2,970)	(37,478)
Net assets acquired	$27,918	$6,220	$4,810	$2,199	$41,147

Consideration[2]	$26,759	$6,220	$4,810	$1,807	$39,596

1.
Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition. For certain business combinations in our Private Equity segment, non-controlling interests recognized on business combinations are measured at the proportionate fair value of the total net assets on date of acquisition.

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $5.1 billion of revenue and $711 million of net income in 2018 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $12.6 billion and $1.8 billion to total revenue and net income, respectively.

The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2018. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Real Estate			Private Equity	Infrastructure			Renewable Power
(MILLIONS)	666 Fifth	GGP	Forest City	Westinghouse	NorthRiver	Enercare	Evoque	Saeta Yield
Cash and cash equivalents	$—	$424	$451	$250	$10	$24	$—	$187
Accounts receivable and other	11	592	960	1,854	55	187	3	216
Inventory	—	—	89	626	—	—	—	—
Equity accounted investments	—	10,829	1,467	7	—	—	—	14
Investment properties	1,292	17,991	9,397	—	—	—	—	—
Property, plant and equipment	—	56	—	931	1,442	669	440	2,724
Intangible assets	—	—	—	2,683	157	1,863	221	258
Goodwill	—	—	—	213	524	1,260	463	115
Deferred income tax assets	—	—	—	7	—	23	—	—
Total assets	1,303	29,892	12,364	6,571	2,188	4,026	1,127	3,514
Less:
Accounts payable and other	(4)	(691)	(1,119)	(2,645)	(46)	(235)	(24)	(320)
Non-recourse borrowings	—	(13,147)	(3,664)	(3)	—	(877)	—	(1,906)
Deferred income tax liabilities	—	(11)	—	(81)	(186)	(472)	—	(174)
Non-controlling interests[1]	—	(1,882)	(633)	(7)	—	—	—	—
	(4)	(15,731)	(5,416)	(2,736)	(232)	(1,584)	(24)	(2,400)
Net assets acquired	$1,299	$14,161	$6,948	$3,835	$1,956	$2,442	$1,103	$1,114

Consideration[2]	$1,299	$13,240	$6,948	$3,835	$1,956	$2,442	$1,103	$1,114

1.
Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition. For certain business combinations in our Private Equity segment, non-controlling interests recognized on business combinations are measured at the proportionate fair value of the total net assets on date of acquisition.

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
On June 12, 2018, a subsidiary of the company, along with institutional investors, acquired a 95% interest in Saeta Yield, S.A. (“Saeta Yield”) for total cash consideration of $1.1 billion, funded through an equity issuance at the subsidiary, amounts drawn on a non-recourse credit facility and available cash on hand. The acquisition resulted in $115 million of goodwill due to the recognition of a deferred tax liability because the tax bases of the net assets are lower than their acquisition date fair value. None of the goodwill recognized is deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $407 million and $63 million, respectively.
On August 1, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% interest in Westinghouse Electric Company (“Westinghouse”). Total consideration paid was $3.8 billion in cash, with $886 million provided by the subsidiary and its partners and the balance funded through asset level debt raised concurrently on closing. On acquisition, goodwill of $213 million was recognized, which represents future growth the subsidiary expects to receive from the integration of Westinghouse’s operations; this goodwill is not deductible for income tax purposes. Total revenues and net losses that would have been recorded if the transaction had occurred at the beginning of the year are $3.9 billion and $239 million, respectively.
On August 3, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% leasehold interest in 666 Fifth Avenue, a commercial office asset in New York, for total consideration of $1.3 billion. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $84 million and $85 million, respectively.
On August 28, 2018, a subsidiary of the company acquired all outstanding shares of GGP other than those shares already held by the subsidiary for total consideration of $13.2 billion, plus the payment of a pre-closing dividend of $9.05 billion. The pre-closing dividend was funded by financing activity and proceeds from the sales of partial interests in certain properties within GGP.

•
A new entity, Brookfield Property REIT (“BPR”), was formed to hold the GGP assets; BPR issued 161 million shares to GGP shareholders as consideration. BPR shares, which are structured to provide an economic return equivalent to that of BPY units, are presented as non-controlling interests within equity.

•
The acquisition was accounted for as a business combination achieved in stages. Our existing equity interest in GGP was remeasured to its fair value of $7.8 billion immediately prior to the completion of the transaction based on our interest in the fair value of GGP’s identifiable net assets and liabilities. As a result of this remeasurement, a loss of approximately $502 million was recognized in fair value changes.

•
Total consideration of $13.2 billion is made up of our existing equity investment of $7.8 billion, new equity, in the form of 88 million BPY LP units and 161 million BPR Class A shares, issued to GGP’s shareholders totaling $5.2 billion, cash consideration of $200 million and share-based payment awards to GGP employees with a fair value of $28 million. On acquisition, we recognized a bargain purchase gain of $921 million in fair value changes as the agreed upon transaction price and the fair value of the consideration transferred was less than the aggregate fair value of the assets acquired net of the liabilities assumed.

•	Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $1.8 billion and $1.1 billion, respectively.
On October 1, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% interest in NorthRiver Midstream Inc. (“NorthRiver”), a western Canadian natural gas gathering and processing business, for total cash consideration of $2.0 billion. The acquisition was funded through cash on hand and asset level debt raised concurrently on closing. On acquisition, goodwill of $524 million was recognized, which represents the potential for obtaining long-term contracts for the business’ unutilized capacity and production growth in certain locations. None of the goodwill acquired is deductible for tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $246 million and $16 million, respectively.
On October 16, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% interest in Enercare Inc. (“Enercare”), a North American residential energy infrastructure business, for total consideration of $2.4 billion. The acquisition was funded through $2.2 billion of cash with the remainder through equity issued to certain Enercare shareholders. On acquisition, goodwill of $1.3 billion was recognized, which represents potential growth prospects and a strong market position as a key provider of residential energy infrastructure in North America. None of the goodwill recognized is deductible for tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $949 million and $5 million, respectively.
On December 7, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% interest in Forest City Realty Trust, Inc. (“Forest City”) for total cash consideration of $6.9 billion. The acquisition was funded through cash on hand and asset level debt raised concurrently on closing. The non-controlling interest acquired represents equity in partially-owned and consolidated operations which are not attributable to Forest City. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $1.1 billion and $381 million, respectively.
On December 31, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% interest in Evoque Data Center Solutions (“Evoque”), AT&T’s large-scale data center business, for total cash consideration of $1.1 billion. The acquisition was funded through cash on hand and asset level debt raised concurrently on closing. On acquisition, goodwill of $463 million was recognized, which is largely reflective of potential customer growth, arising from the business’ position as one of the largest colocation providers in the United States and the increasing rate of worldwide data consumption. All of the goodwill is deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $321 million and $6 million, respectively.
In addition to the significant business combinations described above, we acquired a number of businesses across the organization in 2018. These include:

•	On February 1, 2018, a subsidiary of the company in our Real Estate segment acquired a portfolio of 15 student housing properties in the U.K. for total consideration of $752 million.

•	On February 1, 2018, a subsidiary of the company in our Real Estate segment acquired a portfolio of 105 extended-stay hotel properties across the U.S. for total consideration of $764 million.

•
On March 9, 2018, the company obtained control over an entity, previously held as an equity-accounted investment. The company recognized a bargain purchase gain of $393 million as a result of the recognition of deferred tax assets which were not previously utilized.

•
On May 15, 2018, a subsidiary of the company in our Private Equity segment acquired, together with institutional investors, a 70% interest in Schoeller Allibert Group B.V (“Schoeller”) for total consideration of $231 million. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $635 million and $27 million, respectively.

•
On June 1, 2018, a subsidiary of the company in our Infrastructure segment, along with institutional investors, acquired a 55% interest in Gas Natural, S.A. ESP (“Gas Natural”), for total consideration of $522 million. The future growth arising from the business’ position as a key distributor of natural gas in Colombia gave rise to goodwill of $621 million, the remainder of the goodwill is due to the difference between the book value and tax bases of the assets acquired. None of the goodwill recognized is deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $884 million and $70 million, respectively.

•
On July 3, 2018, a subsidiary of the company in our Private Equity segment, together with institutional investors, exercised its general partner option to obtain an additional 2% voting interest in the general partner of Teekay Offshore (“Teekay”), granting it control of the entity. Our equity interest in Teekay was remeasured to fair value immediately prior to obtaining control, resulting in a gain of approximately $206 million. Total consideration paid was $653 million, $651 million of which  was the fair market value of our existing investment. Total assets acquired are $5.3 billion and include $3.7 billion in property plant and equipment. Total liabilities assumed are $4.1 billion and include $3.3 billion of non-recourse borrowings. Goodwill of $547 million represents benefits we expect to receive from the integration of the operations; none of the goodwill recognized is deductible for income tax purposes. The value of assets and liabilities acquired are still under evaluation and accounted for on a provisional basis. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $1.3 billion and $214 million, respectively.

b)    Completed During 2017
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2017. No material changes were made to the provisional allocations disclosed in the 2017 consolidated financial statements:

(MILLIONS)	Renewable Power	Private Equity	Infrastructure	Real Estate and Other	Total
Cash and cash equivalents	$762	$335	$89	$39	$1,225
Accounts receivable and other	980	2,393	345	134	3,852
Inventory	—	701	—	3	704
Equity accounted investments	—	231	—	—	231
Investment properties	—	—	—	5,851	5,851
Property, plant and equipment	6,923	501	100	281	7,805
Intangible assets	27	2,870	5,515	—	8,412
Goodwill	—	342	815	—	1,157
Deferred income tax assets	18	59	—	—	77
Total assets	8,710	7,432	6,864	6,308	29,314
Less:
Accounts payable and other	(1,391)	(2,109)	(222)	(169)	(3,891)
Non-recourse borrowings	(4,902)	(1,678)	(30)	(1,955)	(8,565)
Deferred income tax liabilities	(59)	(806)	(957)	(45)	(1,867)
Non-controlling interests[1]	(830)	(826)	(477)	(123)	(2,256)
	(7,182)	(5,419)	(1,686)	(2,292)	(16,579)
Net assets acquired	$1,528	$2,013	$5,178	$4,016	$12,735

Consideration[2]	$1,528	$2,006	$5,178	$3,845	$12,557

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition.

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $15.9 billion of revenue and $694 million of net income in 2017 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $25.5 billion and $1.0 billion to total revenue and net income, respectively.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2017:

	Renewable Power		Private Equity		Infrastructure	Real Estate
(MILLIONS)	TerraForm Power	TerraForm Global	BRK	Greenergy	NTS	Manufactured Housing	Houston Center	Mumbai Office Portfolio
Cash and cash equivalents	$149	$611	$296	$28	$89	$16	$—	$11
Accounts receivable and other	707	266	1,043	1,290	317	79	22	12
Inventory	—	—	10	650	—	—	—	—
Equity accounted investments	—	—	109	114	—	—	—	—
Investment properties	—	—	—	—	—	2,107	825	679
Property, plant and equipment	5,678	1,208	200	154	—	—	—	—
Intangible assets	—	—	2,467	212	5,515	—	—	—
Goodwill	—	—	17	92	804	—	—	—
Deferred income tax assets	—	18	50	9	—	—	—	—
Total assets	6,534	2,103	4,192	2,549	6,725	2,202	847	702
Less:
Accounts payable and other	(1,239)	(142)	(227)	(1,744)	(202)	(36)	(28)	(44)
Non-recourse borrowings	(3,714)	(1,188)	(1,468)	(210)	—	(1,261)	—	(511)
Deferred income tax liabilities	(33)	(15)	(746)	(52)	(946)	—	—	(45)
Non-controlling interests[1]	(829)	(1)	(745)	(81)	(477)	(30)	—	—
	(5,815)	(1,346)	(3,186)	(2,087)	(1,625)	(1,327)	(28)	(600)
Net assets acquired	$719	$757	$1,006	$462	$5,100	$875	$819	$102

Consideration[2]	$719	$757	$1,006	$462	$5,100	$768	$819	$102

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition.

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
On March 9, 2017, a subsidiary of the company acquired Manufactured Housing, a portfolio of manufactured housing communities in the U.S., for total consideration of $768 million, including $578 million cash consideration with the remainder funded through debt financing. The acquisition was made through a Brookfield-sponsored real estate fund and generated a bargain purchase gain of $107 million recorded in fair value changes as a result of changes in the underlying market conditions subsequent to signing the purchase and sale agreement in the second quarter of 2016. Excluding the impact of the bargain purchase gain, total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $237 million and $86 million, respectively.
On April 4, 2017, we acquired a 90% ownership interest in Nova Transportadora do Sudeste S.A. (“NTS”), a Brazilian regulated gas transmission business, alongside our institutional partners. Total consideration paid by the consortium was $5.1 billion, which consists of a cash consideration of $4.2 billion and deferred consideration of less than $1.0 billion payable five years from the close of the transaction. Upon acquisition of NTS, an additional deferred tax liability of $893 million was recorded. The deferred income tax liability arose as the tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business gave rise to goodwill of $804 million which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. None of the goodwill recognized is deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $1.3 billion and $660 million, respectively.
On April 25, 2017, a subsidiary of the company acquired a 70% interest in BRK Ambiental Participações S.A. (“BRK”), a Brazilian water treatment business, together with institutional investors, for total consideration of $1.0 billion. BRK owns several other investments, all at different ownership levels. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $758 million and $64 million, respectively.
On May 10, 2017, a subsidiary of the company acquired an 85% ownership interest of Greenergy Fuels Holdings Ltd. (“Greenergy”), a U.K. road fuel provider, together with our institutional partners. The acquisition was made for total consideration of $462 million. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $19.8 billion and $26 million, respectively.
On October 16, 2017, a subsidiary of the company, along with its institutional partners, acquired a 51% interest in TerraForm Power, Inc., a large scale diversified portfolio of solar and wind assets located predominantly in the U.S., for total consideration of $719 million. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $622 million and $46 million, respectively.
On December 1, 2017, a subsidiary of the company acquired Houston Center, a 4.2 million square foot mixed-use office and retail complex in Houston, Texas, for total consideration of $819 million , including $175 million cash consideration with the remainder funded through debt financing. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $120 million and $26 million, respectively.
On December 7, 2017, a subsidiary of the company acquired a portfolio of 14 office properties with 2.7 million square feet of office space in Mumbai, India (“Mumbai Office Portfolio”), for total consideration of $102 million. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $53 million and $1 million, respectively.
On December 28, 2017, a subsidiary of the company, along with its institutional partners, acquired a 100% interest in TerraForm Global, Inc., a large scale diversified portfolio of solar and wind assets located predominantly in Asia and South America, for total consideration of $757 million. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $249 million and $33 million, respectively.